Contingent Liabilities - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [abstract]
Contingent liabilities, comprising guarantees, discounted bills and other items	£ 97	£ 93
Financial assets were pledged as collateral for contingent liabilities	£ 1	£ 0